Share-Based Compensation (Summary of Vested and Nonvested Awards) (Details) - 2011 Equity Incentive Plan [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Stock Option [Member]
Vested
Number of units outstanding, Vested (in shares) | shares	584,103
Weighted-average fair value per unit, Vested (in dollars per share) | $ / shares	$ 4.88
Total grant-date fair value of the plan, Vested	$ 2,852
Weighted-average accumulated percentage of service, Vested (as a percent)	100.00%
Stock-based compensation recognized in Additional paid-in capital, vested	$ 2,852
Non-Vested
Number of units outstanding, Non-vested (in shares) | shares	192,372
Weighted-average fair market value per unit, Non-vested (in dollars per share) | $ / shares	$ 3.18
Total grant-date fair value of the plan, Non-vested	$ 612
Weighted-average accumulated percentage of service, Non-vested (as a percent)	81.40%
Stock-based compensation recognized in Additional paid-in capital, Non-vested	$ 498
Compensation expense not yet recognized, Non-vested	$ 114
Total
Number of units outstanding, Total (in shares) | shares	776,475
Weighted-average fair market value per unit, Total (in dollars per share) | $ / shares	$ 4.46
Total grant-date fair value of the plan, Total	$ 3,464
Weighted-average accumulated percentage of service, Total (as a percent)	96.70%
Stock-based compensation recognized in Additional paid-in capital	$ 3,350
Compensation expense not yet recognized, Total	$ 114
Restricted Share Units [Member]
Total
Number of units outstanding, Total (in shares) | shares	1,780,997
Weighted-average fair market value per unit, Total (in dollars per share) | $ / shares	$ 6.07
Total grant-date fair value of the plan, Total	$ 10,807
Weighted-average accumulated percentage of service, Total (as a percent)	49.67%
Stock-based compensation recognized in Additional paid-in capital	$ 5,368
Compensation expense not yet recognized, Total	$ 5,439